PUTNAM GLOBAL GROWTH FUND (the "fund")

            Prospectus Supplement dated June 9, 1997
             to Prospectuses dated February 28, 1997

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                       Business experience
                          Year         (at least 5 years)
                          -------      -------------------------
Anthony W. Regan          1987         Employed as an investment
Senior Managing Director               professional by Putnam
                                       Management since 1987.

Thomas R. Haslett         1997         Employed as an investment
Managing Director                           professional by
                                       Putnam Management since
                                       December, 1996.  Prior to
                                       December, 1996, Mr.
                                       Haslett was Managing
                                       Director of Montgomery
                                       Asset Management Ltd.

Carol C. McMullen         1995         Employed as an investment
Managing Director                      professional by Putnam
                                       Management since June,
                                       1995.  Prior to June,
                                       1995, Ms. McMullen was
                                       a Senior Vice President
                                       at Baring Asset
                                       Management.

C. Kim Goodwin            1996         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since May,
                                       1996.  Prior to May,
                                       1996, Ms. Goodwin was
                                       Vice President at
                                       Prudential Mutual Fund
                                       Investment Management.
                                       Prior to February, 1993,
                                       Ms. Goodwin was Assistant
                                       Vice President at Mellon
                                       Bank Corporation.

Kelly A. Morgan           1997         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since
                                       December, 1996.  Prior to
                                       December, 1996, Ms.
                                       Morgan was Senior Vice
                                       President of Alliance
                                       Capital Management L.P.

Robert Swift              1996         Employed as an investment
Senior Vice President                  professional by Putnam
Management since August, 1995.
                                       Prior to August, 1995,
                                       Mr. Swift was Director
                                       and Senior Portfolio
                                       Manager at IAI
                                       International/Hill Samuel
                                       Investment Advisors.

Ami T. Kuan               1996         Employed as an investment
Vice President                         professional by Putnam
Management since April,
                                       1993.  Prior to April,
                                       1993, Ms. Kuan attended
                                       Alfred P. Sloan School of
                                       Management, Massachusetts
                                       Institute of Technology.






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